Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue
Other revenue	$ 125,709	$ 97,035	$ 53,043
Total revenue	1,043,991	978,336	782,524
Other income	2,043	317	770
Service cost
Procurement cost of hotels and packages services	240,863	246,550	210,357
Other cost of providing services	32,988	27,798	4,732
Personnel expenses	158,834	160,065	147,587
Marketing and sales promotion expenses	176,268	165,324	123,304
Other operating expenses	253,260	231,905	204,833
Depreciation, amortization and impairment	27,846	27,122	27,267
Results from operating activities	155,975	119,889	65,214
Finance income	27,149	28,256	24,365
Finance costs	104,756	32,191	(3,307)
Net finance income (costs)	(77,607)	(3,935)	27,672
Share of profit (loss) of equity-accounted investees	(2)	(64)	52
Profit before tax	78,366	115,890	92,938
Income tax benefit (expense)	(26,696)	(20,616)	123,805
Profit for the year	51,670	95,274	216,743
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability	(423)	(642)	(964)
Equity instruments at fair value through other comprehensive income - net change in fair value	275	(452)	0
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(148)	(1,094)	(964)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations	(80,437)	(20,898)	(9,862)
Total other comprehensive income that may be reclassified to profit or loss, net of tax	(80,437)	(20,898)	(9,862)
Other comprehensive loss for the year, net of tax	(80,585)	(21,992)	(10,826)
Total comprehensive income (loss) for the year	(28,915)	73,282	205,917
Profit (loss) attributable to:
Owners of the Company	51,804	95,101	216,801
Non-controlling interests	(134)	173	(58)
Profit for the year	51,670	95,274	216,743
Total comprehensive income (loss) attributable to:
Owners of the Company	(28,612)	73,255	206,059
Non-controlling interests	(303)	27	(142)
Total comprehensive income (loss) for the year	$ (28,915)	$ 73,282	$ 205,917
Earnings per share (in USD)
Basic	$ 0.51	$ 0.84	$ 1.95
Diluted	$ 0.36	$ 0.83	$ 1.74
Air Ticketing [Member]
Revenue
Revenue	$ 239,948	$ 241,529	$ 201,246
Hotels and Packages [Member]
Revenue
Revenue	533,063	520,411	435,542
Bus Ticketing [Member]
Revenue
Revenue	$ 145,271	$ 119,361	$ 92,693